FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                   May 1, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
         1933 Act File No. 33-60411
         1940 ACT FILE NO. 811-07309

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated April 30, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under 485(b) as Post-Effective Amendment No. 7 on April 25, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary